Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	Aug 7, 2012
Document Effective Date	Aug 7, 2012
Prospectus Date	Mar 1, 2012

Harbor Strategic Markets Funds Supplement to Prospectus dated March 1, 2012

Harbor Commodity Real Return Strategy Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 2 of the Prospectus:

Credit Quality. The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	hf2_SupplementTextBlock

Harbor Strategic Markets Funds Supplement to Prospectus dated March 1, 2012

Harbor Commodity Real Return Strategy Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 2 of the Prospectus:

Credit Quality. The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Commodity Real Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf2_SupplementTextBlock

Harbor Strategic Markets Funds Supplement to Prospectus dated March 1, 2012

Harbor Commodity Real Return Strategy Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 2 of the Prospectus:

Credit Quality. The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 7, 2012